Taxes (Details) - Schedule of Provision for Income Tax - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Provision for Income Tax [Abstract]
Current income tax provision	$ 21,624	$ (138,418)	$ 1,849,570
Deferred income tax provision		424,753	244,506
Total	$ 21,624	$ 286,335	$ 2,094,076